UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1144

The Finance Company of Pennsylvania

(Exact name of registrant as specified in charter)

400 Market Street, Suite 425, Philadelphia, PA 19106

(Address of principal executive offices) (Zip code)

Charles E. Mather III, President

400 Market Street, Suite 425, Philadelphia, PA 19106

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

September 30, 2014

SHORT TERM SECURITIES - 2.78%

Number of Shares		Identified Cost	Fair Value (Note 1)
68,585	Invesco Short Term Investment Trust - Treasury 0.02%†	68,585	68,585
1,619,387	Alpine Municipal Money Market 0.02%†	1,619,387	1,619,387

	Total	$1,687,972	$1,687,972

BONDS - 10.12%
Principal
Amount
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.17%
55,376	U.S. Federal Home Loan Mortgage 6% due 7/1/2019	58,129	56,680
177,496	U.S. Federal Home Loan Mortgage 6% due 8/1/2019	180,512	187,262
131,697	U.S. Federal Home Loan Mortgage 3.5% due 9/1/2026	138,079	138,532
159,951	U.S. Federal National Mortgage Association 3.5% due 2/1/2027	170,006	168,786
87,731	Government National Mortgage Association II 5.5% due 1/20/2036	99,150	99,605
34,005	Government National Mortgage Association 5% due 5/15/2039	38,571	37,574
18,872	Government National Mortgage Association 6% due 4/15/2036	24,460	21,835

		708,907	710,274

	MUNICIPAL & CORPORATE BONDS - 8.95%
105,000	Alameda Corridor CA 6.5% due 10/01/2019	115,963	117,107
72,150	Alt Bldg Concepts 4.16% due 12/20/2032	72,828	70,024
145,000	Apache Corp. 3.25% due 4/15/2022	147,996	145,305
200,000	California St Build America 6.65% due 3/1/2022	241,551	246,268
160,000	California Statewide 4.375% due 1/1/2023	160,000	170,415
30,000	Cuyahoga Cnty OH Eco Dev 8.625% due 6/1/2022	33,177	33,972
125,000	Florida St Hurricane Catastrophe 2.995% due 7/1/2020	120,312	126,450
125,000	General Electric Co. 5.25% due 12/6/2017	139,505	138,681
175,000	Glendale CA Hlth Facs Revenue Insd 5.60% due 11/15/2025	204,441	215,195
200,000	Goldman Sachs Group Inc. 5.375% due 3/15/2020	195,376	222,674
45,000	Grand Terrace CA Cmty 7.2% due 9/1/2018	46,772	48,699
135,000	Illinois St Build 5.563% due 2/1/2021	147,657	143,718
100,000	Illinois St Sales Tax Taxable Building 3.081% due 6/15/2023	100,000	97,717

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

September 30, 2014

BONDS - Concluded

Principal Amount		Identified Cost	Fair Value (Note 1)
140,000	JP Morgan Chase Mtn 3.875% due 2/1/2024	142,125	143,382
75,000	Louisiana Hsg Fin Agy 4.75% due 6/1/2027	78,378	80,870
200,000	Loyola University of Chicago 3.199% due 7/1/2022	200,000	193,106
25,000	Maryland St Health 5.0% due 7/01/2027	29,266	30,406
145,000	Massachusetts St. Housing 5.962% due 6/1/2017	145,000	153,136
150,000	Minneapolis St. Paul MN Metarpts 2.755% due 1/1/2020	150,000	149,668
80,000	Montana State Board of Housing 5% due 12/1/2027	82,974	85,133
10,000	Montana State Board of Housing 5.5% due 12/1/2037	10,097	10,104
20,000	NJ Economic Dev. Authority 5.178% due 11/1/2015,	20,000	20,110
50,000	New Jersey St Hlth 4.75% due 7/1/2025,	54,243	59,229
115,000	New Mexico Mortgage Finance Authority 5.35% due 3/1/2030	118,245	123,235
225,000	New York NY Build 5.487% due 12/1/2022	265,338	262,708
150,000	New York St Dorm Auth Revenues 3.292% due 12/1/2021	150,000	152,551
200,000	Ohio St Wtr Dev Auth 4.879% due 12/1/2034	200,000	219,592
100,000	Oklahoma Hsg Fin Agy 4.5% due 9/1/2024	104,429	104,020
150,000	Pennsylvania Economic Dev Fing 6.25% due 10/1/2017	151,577	170,937
250,000	Pennsylvania State Turnpike Comm 2.023% due 12/1/19	250,000	250,520
150,000	Salt Lake City Utah 4.611% due 4/1/2023	150,000	164,535
100,000	Salt Lake Cnty UT Hosp 5.4% due 2/15/2028	106,021	114,188
75,000	Southern CA Public Power 2.178% due 7/1/2019	75,000	75,263
100,000	Texas St Transn Commn 5.028% due 4/01/2026	100,000	115,202
150,000	University North Carolina 2.535% due 12/1/2022	150,000	143,459
320,000	University of Oklahoma 5.6% due 7/1/2020	320,085	339,763
75,000	Virginia St Resrcs Authority 4.753% due 11/1/31	83,344	75,667
65,000	Washinghton St Series B 5.5% due 5/1/2018	67,663	71,236
215,000	Wisconsin St Gen Rev 5.2% due 5/1/2018	215,000	231,506
80,000	Wyoming Cmnty Development Authority 4.8% due 6/1/2015	80,000	81,857
30,000	Yorba Linda CA Redev Agy 5.25% due 09/01/2015	30,282	30,103

		5,254,645	5,427,711

	Total Bonds	$5,963,552	$6,137,985

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

September 30, 2014

COMMON STOCKS & MUTUAL FUNDS - 87.00%

Number of Shares		Identified Cost	Fair Value (Note 1)
ENERGY - 16.41%
10,300	Devon Energy Corp.	$746,246	$702,254
98,343	Exxon Mobil Corp.	129,792	9,249,159

	Total	876,038	9,951,413

FINANCIAL SERVICES - 24.62%
5,200	American Express Co.	192,972	455,208
8,000	Berkshire Hathaway B*	352,582	1,105,120
19,600	Fidelity National Financial Inc.	549,089	543,704
107,455	PNC Financial Services Group Inc.	64,938	9,195,999
20,000	Marsh & McLennan Companies Inc.	262,439	1,046,800
21,700	Progressive Corp	548,092	548,576
7,700	Renaissance RE Holdings LTD	813,271	769,923
12,000	State Street Corp.	88,500	883,320
24,000	Western Union Co	424,778	384,960

	Total	3,296,661	14,933,610

TECHNOLOGY - 2.57%
2,500	Int’l Business Machines Corp.	59,809	474,575
7,300	Qualcomm	568,156	545,821
27,300	Rovi Corp.*	640,124	539,039

	Total	1,268,089	1,559,435

CONSUMER DISCRETIONARY - 8.05%
15,700	Carnival Corp.	617,532	630,669
12,300	Gildan Activewear Inc.	753,213	673,056
11,600	Kohl’s Corp.	656,334	707,948
6,300	McDonalds Corp.	85,613	597,303
9,400	Omnicom Group Inc.	677,419	647,284
16,000	Twenty-First Century Fox (non voting)	575,690	548,640
6,900	WalMart Stores Inc.	340,802	527,643
25,200	Winnebago Inds Inc.	612,798	548,604

	Total	4,319,401	4,881,147

CONSUMER STAPLES - 4.81%
22,000	Coca Cola Co.	9,597	938,520
5,800	Colgate Palmolive Co.	159,669	378,276
3,100	Diageo PLC Sponsored ADR	392,860	357,740
6,600	Procter & Gamble Company	545,889	552,684
16,400	Unilever PLC SPSD ADR	737,762	687,160

	Total	1,845,777	2,914,380

FINANCE COMPANY OF PENNSYLVANIA

PORTFOLIO OF INVESTMENTS - (UNAUDITED)

September 30, 2014

Number of Shares		Identified Cost	Fair Value (Note 1)
PRODUCER DURABLES - 6.54%
4,500	3M Company	651,061	637,560
11,100	Crown Holdings Inc*	524,459	494,172
7,500	Emerson Electric Co.	57,084	469,350
22,100	General Electric Co.	423,606	566,202
3,000	Illinois Tool Works	173,016	253,260
13,300	Kennametal Inc.	656,761	549,423
16,000	The Brinks Co.	512,913	384,640
6,200	United Parcel Service Class B	517,711	609,398

	Total	3,516,611	3,964,005

MATERIALS & PROCESSING - 4.44%
18,000	Dow Chemical Co.	116,338	943,920
8,500	Reliance Steel & Aluminum Co.	625,162	581,400
8,200	Rock Tenn Co.	437,095	390,156
18,800	Schweitzer Mauduit	806,165	776,628

	Total	1,984,760	2,692,104

HEALTHCARE - 6.00%
8,400	Baxter International Inc.	645,385	602,868
2,500	Becton Dickinson & Co.	66,953	284,525
7,300	Cardinal Health Inc.	547,610	546,916
9,600	Johnson and Johnson	52,842	1,023,264
5,400	Laboratory Corp. of America*	571,810	549,450
10,700	Merck & Co. Inc.	114,053	634,296

	Total	1,998,653	3,641,319

UTILITIES - 0.41%
5,000	Verizon Communications Inc.	37,808	249,950

INTERNATIONAL - 9.26%
30,707	Oakmark International Fund I	601,865	767,992
87,258	Dreyfus International Stock I	1,204,159	1,338,536
40,818	Harbor International Funds	1,865,000	2,815,193
16,602	Vanguard Emerging Mkts. Stock Index Fund	749,398	692,469

	Total	4,420,422	5,614,190

DIVERSIFIED HOLDING - 3.89%
732	Pennsylvania Warehousing and Safe Deposit Company (Note 3) ‡	71,399	2,359,380

	Total Common Stocks & Mutual Funds	23,635,619	52,760,933

	Total Investments - 100.10%	$31,287,143	$60,586,890

	Other assets in excess of liabilities - .10%		59,677

	NET ASSETS - 100%		$60,646,567

*	Non-income producing.
**	Effective rate on zero coupon bond
†-	Variable rate security, rate disclosed is as of 9/30/2014
‡	Fair valued by Board of Directors

ADR - American depository receipt

A: Portfolio Valuation: Equity securities and exchange traded options that are listed on an exchange are valued at the last quoted sales price. When valuing equity securities that are not listed on an exchange or have not traded, the Company uses the mean between the bid and asked prices for that day. Fixed income securities are valued on the basis of prices provided by pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such securities, market transactions in comparable securities and various relationships between securities. When valuing fixed income securities that mature within sixty days, the Company uses amortized cost. It is the responsibility of the Company’s Board of Directors to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered inapplicable, the Company determines a fair value in good faith in accordance with these procedures.

B. Various inputs may be used to determine the value of the Company’s investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of September 30, 2014 in valuing the Company’s investments carried at fair value:

				Total
	Level 1	Level 2	Level 3	Value
Assets
Investments in securities
Common stock	$44,787,363	$—	$2,359,380	$47,146,743
U.S. government and agency obligations	—	710,274	—	710,274
Municipal and corporate bonds	—	5,427,711	—	5,427,711
Mutual funds	5,614,190	—	—	5,614,190
Short-term investments	1,687,972	—	—	1,687,972

Total	$52,089,525	$6,137,985	$2,359,380	$60,586,890

Liabilities

Written options	$—	$—	$—	$—

The Company’s policy is to disclose transfers between levels at the reporting period end. For the nine months ended September 30, 2014 there were no transfers between Levels.

A roll forward of fair value investments using significant unobservable inputs (Level 3) at September 30, 2014 , was as follows:

Common
Stock
Beginning Balance, 1/1/2014	$2,250,532
Purchases	—
Sales	—
Total Unrealized Appreciation	108,848

Ending Balance, 9/30/2014	$2,359,380

C. At September 30, 2014, the cost of investment securities for tax purposes was $31,314,978. Net unrealized appreciation of investment securities for tax purposes was $29,271,910, consisting of unrealized gains of $30,380,764 on securities that had risen in value since their purchase and $1,108,854 in unrealized losses on securities that had fallen in value since their purchase.

Item 2.	Controls and Procedures

(a) Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President, Charles E. Mather III, and Registrant’s Secretary-Treasurer, Herbert S. Riband, Jr., have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) during Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a), are attached.